Leases - Schedule of Carrying Amounts of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Lease Liabilities [Abstract]
Beginning Balance	$ 163,502	$ 357,044
Additions during the year	186,597
Accretion of interest (note 9)	46,053	40,070	$ 58,610
Payments	(157,239)	(233,612)	(189,555)
Ending Balance	238,913	163,502	357,044
Current	25,695	105,065
Non-current	213,218	58,437
Total	$ 238,913	$ 163,502	$ 357,044